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[SUTHERLAND ASBILL & BRENNAN LLP]

MARY E. THORNTON
DIRECT LINE: 202.383.0698
Internet: mary.thornton@sablaw.com

                               February 8, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors USA Variable Life Account A
    Advantage Equity Options
    ________________________

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors Variable Life Account A (the "Account"), we have attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940, an initial registration statement on Form N-6 (the "Registration Statement") for certain Variable Additional Insurance Options to be issued through the Account.

A copy of a Notification of Registration for the Account on Form N-8A has been filed via EDGAR.

The Registration Statement does not include completed illustrations or financial statements; these items, along with any exhibits not included with this filing, will be added by pre-effective amendment.

The Company will be requesting selective review for this filing. A complete request for selective review, together with an appropriately marked copy of the prospectus and statement of additional information included in this Registration Statement, will be forwarded to the Staff shortly under separate cover.

If you have any questions or comments regarding the Amendment, please call the undersigned at 202/ 383-0698.

Sincerely,

/s/ Mary E. Thornton
-------------------------
Mary E. Thornton

Attachment
cc: Marie Swift, Esq.
    John E. Connolly, Jr., Esq.